ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities (together, the “Company”) are principally engaged in hybrid crop seed development, production and distribution. As of September 30, 2016, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Origin Agritech USA LLC (“Origin USA”)	August 12, 2016	United States of America (“USA”)	100%	Hybrid seed technology development

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development, production and Distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i)) (“Changchun Origin”)	April 29, 2003	PRC	99.83%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i)) (“Linze Origin”)	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (note (i)) (“Xinjiang Origin”)	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Denong Zhengcheng Seed Limited (“Denong”)	June 21, 2000	PRC	98.58%	Hybrid seed development, production and distribution

Note (i):
Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.

Reorganization of State Harvest prior to the share exchange transaction with Chardan China Acquisition Corp. (“Chardan”)

On December 1, 2004, State Harvest established BioTech, a wholly-owned foreign enterprise (“WOFE”) under the laws of the PRC with an operating period of 20 years.

Under PRC law, foreign entities are not currently permitted to own more than 49% of a seed production company. In order to address those restrictions, State Harvest conducts substantially all of its business through contractual agreements with its variable interest entity (“VIE”), Beijing Origin. These agreements are summarized in the following paragraphs.

Stock Consignment Agreements

As discussed above in “Foreign Ownership Restrictions,” under Chinese law, foreign ownership of businesses engaged in the breeding of new varieties, development, production, marketing, distribution and sale of hybrid food crop seeds is limited to 49% pursuant to the Regulation on the Approval and Registration of Foreign Investment Enterprises in Agricultural Seed Industry and The Foreign Investment Industrial Guidance Catalogue. State Harvest, as a non-Chinese corporation, may not directly own more than 49% of any of the PRC Operating Companies. However, Chinese law does not forbid the owner of stock to consign rights associated with the stock, as long as the owner does not transfer title to the stock. To gain control over the PRC Operating Companies, State Harvest entered into a series of stock consignment agreements with shareholders of those companies.

State Harvest has been assigned 97.96% voting rights by the shareholders of Beijing Origin through a consignment agreement which includes the following terms: (1) The shares of Beijing Origin cannot be transferred without the approval of State Harvest; (2) State Harvest has the right to appoint all directors and senior management personnel of Beijing Origin and (3) The shareholder rights including voting rights require the transfer of the shares of Beijing Origin to State Harvest or any party designated by State Harvest within three years upon the removal of the PRC legal restriction.

Technical Service Agreements

Beijing Origin entered into Technical Service Agreements with BioTech dated December 25, 2004. Under these agreements, BioTech shall provide, with its own technical research resource and team, technical services for the production and distribution of agricultural seeds during the period of the agreements. In return, Beijing Origin is required to pay BioTech service fee calculated according to the weight of corn, rice and cotton seeds sold by the Beijing Origin.

Through the contractual agreements described above, State Harvest is deemed the sole beneficiary of Beijing Origin resulting in Beijing Origin being deemed a subsidiary of State Harvest under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810-10-05. The agreements described above provided for effective control of Beijing Origin to be transferred to State Harvest at December 25, 2004. Neither State Harvest nor BioTech had any operating activity prior to entering into the consignment agreements with Beijing Origin. In substance, State Harvest has substantially all the same shareholders of Beijing Origin. This transaction has been accounted for on a basis similar to reorganization between entities under common control. Accordingly, State Harvest’s consolidated financial statements are prepared by including the consolidated financial statements of Beijing Origin through December 24, 2004, and subsequently the Company’s consolidated financial statements include the financial statements of State Harvest, its majority owned subsidiary and Beijing Origin through the date of the Share Exchange Transaction.

Risks in relation to the VIE structure

Three of our PRC operating subsidiaries are controlled subsidiaries through stock consignment agreements rather than by direct ownership of shares, the terms of which may have to be enforced, which would require us to incur extra costs, create uncertainty as to ownership of the operating businesses involved and risk the possible loss of rights. There is the risk, however, that a consigning shareholder will not fulfill its obligations under the stock consignment agreement. In that event, we may need to resort to the PRC courts to have our rights under the applicable agreement enforced. Such enforcement will cause us to incur legal expenses. In addition, while a case is pending there will be uncertainty regarding our rights as to the three PRC operating subsidiaries involved. In addition, a PRC court may decide not to enforce the agreements in whole or in part. To the extent these agreements are neither observed nor enforced as intended, the PRC operating subsidiaries will not be controlled by us as intended, which will affect our enterprise value and restrict our ability to obtain the income and other rights of ownership associated with the consigned stock. It may also prevent the consolidation of our financial statements with the PRC operating subsidiaries, which would reduce the reported earnings of the consolidated companies. The uncertainty of ownership may also adversely affect the market value of our ordinary shares.

Whether or not a stock consignment agreement is terminated depends on the consensus of our Board and the consignees. Any such termination could result in a possible loss of certain rights or assets held by us without receiving fair value in return. The stock consignment agreements relating to our control of the stock of our PRC operating subsidiaries may be terminated after three years upon mutual agreement between us and the consignees. Holding this amount of stock will allow these officers to control or greatly influence the selection of directors and matters submitted to a vote of our shareholders, including voting to terminate the stock consignment agreements.

There are corporate protections in place designed to protect our interests, such as an independent Board of Directors, an audit committee comprised of independent directors that must approve insider transactions, a code of conduct requiring fair dealing with the Company, and the British Virgin Islands statutory provision that a disposition of more than 50% of the assets of a company must be approved by a majority of the shareholders. Moreover, if consigned stock is transferred to us as provided in the stock consignment agreements when the restrictions under PRC law are lifted, that stock will no longer be subject to the stock consignment agreements, and the termination of the stock consignment agreements would then have no effect on the ownership of that stock. However, if the stock consignment agreements are terminated, then we would lose our rights with respect to the consigned stock and the profits from the issuing corporation. Such a loss would impair the value of the Company and would reduce our ability to generate revenues.

The Company has aggregated the financial information of Beijing Origin and its subsidiaries in the table below. The aggregated carrying amount of assets and liabilities of Beijing Origin and its subsidiaries after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2015 and 2016 are as follows:

Risks in relation to the VIE structure

	September 30,
	2015	2016	2016
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	65,138	53,855	8,065
Restricted cash	-	21,181	3,172
Accounts receivable	2,051	491	74
Advances to suppliers	20,796	21,672	3,245
Advances to growers	10,483	6,885	1,031
Inventories	439,518	368,042	55,114
Income tax recoverable	49	48	7
Other current assets	4,292	4,730	708
Total current assets	542,327	476,904	71,416
Restricted cash	20,280	-	-
Land use rights, net	31,722	30,740	4,603
Plant and equipment, net	324,812	313,688	46,975
Equity investments	18,721	18,721	2,803
Goodwill	11,973	11,973	1,793
Acquired intangible assets, net	22,593	16,961	2,540
Other assets	3,079	2,410	362
Total assets	975,507	871,397	130,492
LIABILITIES
Current liabilities
Short-term borrowings	220,000	190,000	28,452
Current portion of long-term borrowings	24,000	7,023	1,052
Accounts payable	4,386	4,371	655
Due to growers	17,337	19,926	2,984
Due to related parties	40,757	103,905	15,560
Advance from customers	264,168	208,464	31,217
Deferred revenues	11,248	7,008	1,049
Income tax payable	37	-	-
Other payables and accrued expenses	49,845	53,216	7,969
Total current liabilities	631,778	593,913	88,938
Long-term borrowings	27,023	20,000	2,995
Other long-term liability	19,939	27,507	4,120
Total liabilities	678,740	641,420	96,053

As of September 30, 2015 and 2016, consolidated assets of RMB243,469 and RMB247,231, respectively, are collateral for the VIE’s obligations. These consolidated assets consisted of land use right of RMB18,519, and RMB17,867, plant and equipment of RMB197,627 and RMB192,928, and inventory of RMB27,323 and RMB36,436 as of September 30, 2015 and 2016, respectively.

The consolidated revenues of the Company has been generated from the VIE and its subsidiaries for the year ended September 30, 2014, 2015 and 2016 are 99.93%, 99.92% and 99.86%, respectively. The VIE and its subsidiaries also account for 98.95%and 98.98% of the total assets of the Company as at September 30, 2015 and 2016, respectively.

Significant Transactions

On September 26, 2016, we entered into an Master Transaction Agreement, the with Beijing Shihui Agricultural Development Co., Ltd. ( “Beijing Shihui” or the “Buyer”, a related party being controlled by close family members of the Company’s Chairman), formerly known as Beijing Shihui Agricultural Ltd., under which the Buyer agreed to purchase the corn seed production and distribution assets, the office building in Beijing, PRC, and generally the business of commercial corn seed production and sales now operated by the Company as further described in note 25.